Common Share Issue	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Common Share Issue

10 – COMMON SHARE ISSUE

The Company did not issue any common shares, except for those issued as compensation as described in notes 12 and 13, during the years ended March 31, 2019, March 31, 2018 or March 31, 2017 pursuant to the exercise of stock options by employees and the granting of stock for executive officers.

On November 12, 2009, the Board of Directors approved a share repurchase plan. Shares may be repurchased by the Company to a maximum of $200 per day and $12,000 per quarter. The repurchase program has no expiration date. As of March 31, 2019, no shares have been repurchased as part of this program.

On January 19, 2017, the Company undertook a corporate action to consolidate its outstanding common shares on the basis of one post-consolidation common share for every twenty pre-consolidation common shares. The share consolidation has been reflected retroactively in the consolidated financial statements.